General Information	6 Months Ended
Jun. 30, 2024
Disclosure of General Information [Abstract]
General Information

Note 1—General Information

Ascendis Pharma A/S, together with its subsidiaries, is applying its innovative TransCon technology platform to build a leading, fully integrated, global biopharma company focused on making a meaningful difference in patients’ lives. Ascendis Pharma A/S was incorporated in 2006 and is headquartered in Hellerup, Denmark. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our,” refer to Ascendis Pharma A/S and its subsidiaries.

The address of the Company’s registered office is Tuborg Boulevard 12, DK-2900, Hellerup, Denmark.

On February 2, 2015, the Company completed an initial public offering which resulted in the listing of American Depositary Shares (“ADSs”), representing the Company’s ordinary shares, under the symbol “ASND” in the United States on The Nasdaq Global Select Market.

The Company’s Board of Directors (the “Board”) approved these unaudited condensed consolidated interim financial statements on September 3, 2024.